Inventories	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Inventories
10. INVENTORIES

	December 31, 2025	December 31, 2024
Stockpile ore	$70	$68
Concentrate inventory	27	32
Heap leach and in process inventory	241	224
Doré and finished inventory	105	131
Materials and supplies	197	181
Total inventories	640	636
Less: current portion of inventories	(588)	(606)
Non-current portion of inventories(1)	$52	$30
(1)Includes $22 million (December 31, 2024 - $22 million) in supplies at the Escobal mine, which have been classified as non-current pending the restart of operations.
Total inventories held at NRV amounted to $48 million at December 31, 2025 (December 31, 2024 – $76 million). The following table summarizes NRV (recoveries) charges included in production costs and depreciation and amortization:

	2025	2024
Production costs	$(20)	$21
Depreciation and amortization	(14)	50
Total NRV (recoveries) charges	$(34)	$71